Organization and Principal Activities - Product Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Product information
Age of borrowers	18 years
Minimum | Installment Purchase Loans
Product information
Term of the loan	1 month
Minimum | Personal Installment Loans
Product information
Term of the loan	1 month
Maximum
Product information
Age of borrowers	36 years
Maximum | Installment Purchase Loans
Product information
Term of the loan	36 months
Maximum | Personal Installment Loans
Product information
Term of the loan	36 months